Note 15 - Business Segment Information - Segment Reporting Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Revenue from Contract with Customer, Excluding Assessed Tax, Total	$ 68,357	$ 62,234
Loss before income taxes	(375)	(3,089)
Income (loss) before taxes	(375)	(3,089)
Interest expense	(837)	(675)
Other income, net	329	284
Depreciation and amortization expense	2,522	2,877
Interest expense	837	675
Impairment of property and equipment		3,261
Capital expenditures	7,922	3,870
Total Assets	79,164	64,769
Waste Management Services [Member]
Revenue from Contract with Customer, Excluding Assessed Tax, Total	48,731	44,535
Golf and Related Operations [Member]
Revenue from Contract with Customer, Excluding Assessed Tax, Total	19,626	17,699
Operating Segments [Member]
Revenue from Contract with Customer, Excluding Assessed Tax, Total	68,418	62,294
Loss before income taxes	3,620	657
Income (loss) before taxes	3,620	657
Total Assets	145,581	122,851
Operating Segments [Member] | Waste Management Services [Member]
Revenue from Contract with Customer, Excluding Assessed Tax, Total	48,731	44,535
Loss before income taxes	4,423	661
Income (loss) before taxes	4,423	661
Interest expense	(3)	(4)
Depreciation and amortization expense	59	541
Interest expense	3	4
Impairment of property and equipment		3,261
Capital expenditures	182	64
Total Assets	31,574	27,383
Operating Segments [Member] | Golf and Related Operations [Member]
Revenue from Contract with Customer, Excluding Assessed Tax, Total	19,687	17,759
Loss before income taxes	(803)	(4)
Income (loss) before taxes	(803)	(4)
Interest expense	(64)	(45)
Depreciation and amortization expense	2,330	2,200
Interest expense	64	45
Impairment of property and equipment
Capital expenditures	7,536	3,771
Total Assets	55,369	48,074
Intersegment Eliminations [Member]
Revenue from Contract with Customer, Excluding Assessed Tax, Total	(61)	(60)
Total Assets	(66,417)	(58,082)
Intersegment Eliminations [Member] | Waste Management Services [Member]
Revenue from Contract with Customer, Excluding Assessed Tax, Total
Intersegment Eliminations [Member] | Golf and Related Operations [Member]
Revenue from Contract with Customer, Excluding Assessed Tax, Total	61	60
Corporate, Non-Segment [Member]
Interest expense	(770)	(626)
Other income, net	64	19
General corporate expenses	(3,289)	(3,139)
Depreciation and amortization expense	133	136
Interest expense	770	626
Impairment of property and equipment
Capital expenditures	204	35
Total Assets	$ 58,638	$ 47,394